March 1, 2001


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Investment Trust II -(the "Trust")
            -John Hancock Regional Bank Fund, John Hancock Financial Industries
             Fund and John Hancock Small Cap Value Fund (the "Funds")
         File No.  811-3999 and 2-90305


         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statements of Additional Information dated March 1, 2001 for the above-captioned registrants that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,



/s/Marilyn Lutzer
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